Group Annuity Contract (Details) - Colony Bankcorp, Inc. 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Group Annuity Contract
Investment value	$ 2,851,610	$ 3,833,720
Minimum crediting rate	0.00%
Market value adjustments or surrender charge adjustments	$ 0
Holding period for equity wash	90 days
Credit risk reserve	$ 0
Unfunded commitments	$ 0
Surrender charge	10.00%
Excess percentage of withdrawal, surrender charge levied	20.00%